Asset Retirement Obligation Disclosure (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Asset retirement obligation	$ 4,123	$ 4,042
Environmental rehabilitation provision, oil and gas
Asset retirement obligation	$ 4,123	$ 4,042